Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME (LOSS)
Interest income	$ 294,277	$ 1,290,565
Loss on disposition of property, plant and equipment (Note 6)	(30,476)
Gain (loss) on marketable equity securities	5,756	(109,693)
Foreign currency gain	24,100	418,877
Total Other Income	293,657	1,599,749
EXPENSES
Corporate general and administrative (Notes 3 and 9)	5,147,333	5,306,335
Contingent value rights (Note 3)	59,549	262,549
Siembra Minera Project costs (Note 7)	1,568,741	5,190,833
Write-down of property, plant and equipment (Note 6)	3,749,531	6,067,967
Exploration costs	73,683	36,078
Legal and accounting	698,810	1,386,898
Arbitration and settlement (Note 3)	1,132,291	406,337
Equipment holding costs	470,364	437,557
Total Expense	12,900,302	19,094,554
Net loss before income tax benefit	(12,606,645)	(17,494,805)
Income tax benefit (Note 10)	1,089,360	4,347,907
Net loss and comprehensive loss for the year	$ (11,517,285)	$ (13,146,898)
Net loss per share, basic and diluted	$ (0.12)	$ (0.13)
Weighted average common shares outstanding
Basic	99,395,048	99,395,048
Diluted	99,395,048	99,395,048